Noncontrolling Interests Subject to Put Provisions	3 Months Ended
Mar. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Noncontrolling Interests Subject to Put Provisions

10. Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

At March 31, 2015 and December 31, 2014, the Company's potential obligations under these put options were $827,094 and $824,658. At March 31, 2015 and December 31, 2014, put options with an aggregate purchase obligation of $130,927 and $123,846, respectively, were exercisable. No put options were exercised during the first three months of 2015.

The following is a roll forward of noncontrolling interests subject to put provisions for the three months ended March 31, 2015 and the year ended December 31, 2014:

	March 31, 2015	December 31, 2014

Beginning balance as of January 1,	$824,658	$648,251
Contributions to noncontrolling interests	(44,526)	(142,696)
Purchase/ sale of noncontrolling interests	7,015	83,252
Contributions from noncontrolling interests	2,475	16,064
Changes in fair value of noncontrolling interests	11,631	89,767
Net income	29,320	133,593
Other comprehensive income (loss)	(3,479)	(3,573)
Ending balance as of March 31, 2015 and December 31, 2014	$827,094	$824,658